Description of Business - Additional Information (Detail) $ in Thousands		3 Months Ended												12 Months Ended
	Jan. 06, 2017 Director	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 31, 2016 USD ($)
Description Of Business [Line Items]
Accumulated deficit		$ (311,073)				$ (274,973)								$ (311,073)	$ (274,973)
Cash, Cash Equivalents, and Investment Securities		11,300				41,000								11,300	41,000
Working capital		7,300				19,100								7,300	19,100
Loss from operations		$ (8,292)	$ (7,201)	$ (10,221)	$ (10,742)	$ (9,714)	$ (9,828)	$ (10,181)	$ (9,650)	$ (7,354)	$ (7,884)	$ (7,202)	$ (6,839)	(36,456)	(39,373)	$ (29,279)
Net cash used in operating activities														$ (37,267)	$ (32,949)	$ (24,645)
Loan and Security Agreement [Member] | Hercules [Member]
Description Of Business [Line Items]
Prepayment of outstanding principal																	$ 10,000
Savara Inc. [Member]
Description Of Business [Line Items]
Merger agreement, effective date														Jan. 06, 2017
Subsequent Event [Member] | Board of Directors [Member]
Description Of Business [Line Items]
Number of directors | Director	7
Subsequent Event [Member] | Independent Directors [Member]
Description Of Business [Line Items]
Number of directors | Director	2
Subsequent Event [Member] | Savara Inc. [Member] | Directors [Member]
Description Of Business [Line Items]
Number of directors | Director	5
Victoria Merger Corp. [Member] | Subsequent Event [Member] | Savara Inc. [Member]
Description Of Business [Line Items]
Percentage of ownership held after consummation of merger	24.00%
Victoria Merger Corp. [Member] | Subsequent Event [Member] | Mast Therapeutics, Inc
Description Of Business [Line Items]
Percentage of ownership held after consummation of merger	76.00%